Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current liabilities of consolidated VIEs without recourse to the company	$ 43,202	269,152	217,188
Long-term liabilities of consolidated VIEs without recourse to the company	$ 1,283	7,996	5,504
Treasury stock, shares	40,800	40,800	0